Document and Entity Information	0 Months Ended
Apr. 02, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr 2, 2013
Registrant Name	First Investors Income Funds
Central Index Key	0000740967
Amendment Flag	false
Document Creation Date	Apr 2, 2013
Document Effective Date	Apr 3, 2013
Prospectus Date	Apr 3, 2013

First Investors Strategic Income Fund | First Investors Strategic Income Fund
First Investors Strategic Income Fund
Investment Objective:
The Fund seeks a high level of current income.
Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available for Class A shares” on page 28 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors Strategic Income Fund	Class A	Advisor Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Strategic Income Fund		Class A	Advisor Class
Management Fees		0.05%	0.05%
Distribution and Service (12b-1) Fees		0.30%	none
Other Expenses	[1]	0.56%	0.56%	[2]
Acquired (Underlying) Funds Fees and Expenses		0.72%	0.72%
Total Annual Fund Operating Expenses		1.63%	1.33%
Fee Limitation and/or Expense Reimbursement		0.33%	0.33%
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	[3]	1.30%	1.00%
[1]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[2]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor Class shares of the Fund until at least April 3, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class shares to exceed the foregoing limit. The expense limitation may be terminated or amended prior to April 3, 2014, only with the approval of the Fund's Board of Trustees.
[3]	The Adviser has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least April 3, 2014, to the extent that Total Annual Fund Operating Expenses (exclusive of Acquired (Underlying) Funds Fees and Expenses, interest expenses, taxes, brokerage commissions, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.30% for Class A shares and 1.00% for Advisor Class shares. The Adviser can be reimbursed by the Fund within three years after the date the fee limitation/expense reimbursement has been made by the Adviser, provided that such repayment does not cause the expenses of the Fund's Class A shares or Advisor Class shares, respectively to exceed the foregoing limits. The fee limitation/expense reimbursement may be terminated or amended prior to April 3, 2014, only with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee limitation/expense reimbursement arrangement through April 3, 2014).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Strategic Income Fund (USD $)	1 year	3 years
Class A	700	1,029
Advisor Class	102	389

Portfolio Turnover:
The Fund does not pay transaction costs when it buys and sells shares of the Underlying Funds (as defined further below).  However, each Underlying Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Underlying Funds, and their shareholders, including the Fund, and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  The portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund has not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies:
The Fund is a “fund-of-funds” and seeks to achieve its investment objective by investing primarily in a combination of underlying funds (“Underlying Funds”) that currently exist or may become available for investment in the future for which First Investors Management Company, Inc., acts as the investment adviser (the  “Adviser” or “FIMCO”).

The Fund has a flexible investment strategy.  The Fund will invest in a variety of fixed income securities, equity securities, and other instruments by investing through a combination of the Underlying Funds. The Underlying Income Funds are currently composed of the First Investors Cash Management Fund, First Investors Government Fund, First Investors Investment Grade Fund, First Investors Fund For Income and First Investors International Opportunities Bond Fund.  The Underlying Income Funds primarily invest in fixed income securities consisting of U.S. Government securities, investment grade corporate bonds, mortgage-backed securities, below investment grade debt securities (commonly known as “high yield debt securities” or “junk bonds”), and sovereign debt and currencies of developed countries located outside of the United States.  The Underlying Equity Fund, which is currently the First Investors Equity Income Fund, primarily invests in dividend-paying stocks.

The Fund will primarily invest in the Underlying Income Funds.  While the percentage of allocation to each Underlying Fund is flexible, under  normal conditions, the Fund will invest approximately 95% (within a range of 85%-100%) of its net assets in the Underlying Income Funds and approximately 5% (within a range of 0%-15%) of its net assets in the Underlying Equity Fund.  The Fund anticipates that it will invest a significant portion of its net assets in First Investors Investment Grade Fund, First Investors Fund For Income and First Investors International Opportunities Bond Fund and, to a lesser degree, in First Investors Cash Management Fund, First Investors Government Fund and First Investors Equity Income Fund.  Based on this allocation, the Fund, under normal conditions, will have significant exposure to the Underlying Funds' investments in below investment grade debt securities and debt securities of foreign issuers.

The Fund will invest in particular Underlying Funds based on various criteria.  Among other things, the Fund will analyze the Underlying Funds’ respective investment objectives, policies and investment strategies in order to determine which Underlying Funds, in combination with other Underlying Funds, are appropriate in light of the Fund’s investment objective.  The Fund will adjust the allocation based upon the relative value of the primary asset classes and sectors in which the Underlying Funds invest, as well as the macroeconomic outlook.  While the Fund can invest in any or all of the Underlying Funds, the Fund may not be invested in any one of the Underlying Funds at any particular time.  In addition to investments in the Underlying Funds, the Fund may also invest directly in the types of securities that are eligible investments for the Cash Management Fund, including but not limited to commercial paper, short-term corporate bonds and notes, floating and variable rate notes, U.S. Treasury securities and short-term obligations of U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government).  The particular Underlying Funds in which the Fund may invest, the particular ranges and investments in the Underlying Funds may change from time to time without shareholder approval or notice.

Principal Risks of the Fund:
You can lose money by investing in the Fund.  The Fund should not be relied upon as a complete investment program.  Stated allocations may be subject to change.  The Fund is intended for investors who:

■           Are seeking an investment that offers a high level of current income,

■           Want an investment that provides diversification among different types of funds,

■           Are willing to accept a high degree of investment risk and a moderate degree of market volatility,

■           Want exposure to debt securities of both U.S. and foreign issuers, and

■           Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Affiliated Persons.  The Adviser will have the authority to select and substitute Underlying Funds.  The Adviser and First Investors Corporation (“FIC”) are compensated by the Fund and by the Underlying Funds for advisory and/or principal underwriting services provided.  The Adviser is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it by Underlying Funds differ and because the Adviser is also responsible for managing the Underlying Funds.  The portfolio manager may also be subject to conflicts of interest in allocating Fund assets among the various Underlying Funds because the Fund’s portfolio manager may also manage some of the Underlying Funds and may also receive compensation for managing those Underlying Funds.  The Trustees and officers of the Underlying Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Funds for which FIMCO and FIC serve as investment adviser and principal underwriter, respectively.

Expenses.  By investing in the Underlying Funds indirectly through the Fund, shareholders will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

Investing in the Underlying Funds.  The investments of the Fund are concentrated in the Underlying Funds, and the Fund’s investment performance is directly related to the investment performance of the Underlying Funds it holds.  The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by the Adviser.

Investments of the Underlying Funds.  Because the Fund invests in the Underlying Funds, the Fund’s shareholders will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of the assets the Fund allocates to those Underlying Funds.  See the “Principal Risks of the Underlying Funds” below.

Direct Investments.  Since the Fund may invest directly in the types of securities that are eligible investments for the Cash Management Fund, these types of securities may be subject to Credit Risk, Interest Rate Risk, Liquidity Risk and Yield Risk.  These risks are described in the section “Principal Risks of the Underlying Funds”.

Temporary Defensive Positions.  Although the Fund normally seeks to remain substantially invested in the Underlying Funds, the Fund reserves the right to take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal Risks of the Underlying Funds:

The target and asset allocation percentages, the selection of Underlying Funds and the investments in the Underlying Funds are subject to change.  Such changes may cause the Fund to be subject to additional or different risks than the risks listed below.  Here are the principal risks of investing in the Underlying Funds:

Credit Risk.  This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer and in the case of mortgage-backed securities, the credit quality of the underlying mortgages.  High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings.  Credit risk also applies to securities issued by U.S. Government-sponsored enterprises (such as Federal National Mortgage Association and Federal Home Loan Mortgage Association mortgage-backed securities) that are not backed by the full faith and credit of the U.S. Government.

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes.

Market Risk.  The market prices of an Underlying Fund’s securities may decline over short or even extended periods due to general market conditions, company-specific developments, an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  This risk also applies to the high yield bond market which can experience sharp price swings due to a variety of factors, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology.  In the case of dividend-paying stocks, while such stocks are generally considered less volatile than other stocks, there can be no guarantee that an Underlying Fund’s overall portfolio will be less volatile than the general stock market.  From time to time, certain securities held by an Underlying Fund may have limited marketability and may be difficult to sell at favorable times or prices.  If the Underlying Fund is forced to sell such securities to meet redemption requests or other cash needs, the Underlying Fund may have to sell them at a loss.

Prepayment and Extension Risk.  To the extent an Underlying Fund invests in mortgage-backed and other asset-backed securities, it is subject to prepayment and extension risk.  When interest rates decline, borrowers tend to refinance their loans.  When this occurs, the loans that back these securities suffer a higher rate of prepayment.  This could cause a decrease in the Underlying Fund’s income and share price.  When interest rates rise, an Underlying Fund’s average maturity may lengthen due to a drop in prepayments.  This will increase both the Underlying Fund’s sensitivity to interest rates and its potential for price declines.

Liquidity Risk.  An Underlying Fund is susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that an Underlying Fund would like.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.  High yield debt securities also tend to be less liquid than higher quality debt securities.  In the case of assignments of syndicated bank loans such loans may be less liquid at times, because of potential delays in the settlement process or restrictions on resale.

Foreign Securities Risk.  There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in the exchange rates between the U.S. dollar and foreign currencies, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential restrictions in the flow of capital.  Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government and some foreign governments may default on principal and interest payments.  To the extent an Underlying Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region.  As a result, it may be more volatile than a more geographically diversified fund.

Currency Risk.  The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change.  Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and other political or regulatory conditions in the U.S. or abroad.

Supranational Risk.  Obligations of supranational organizations are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support.  Obligations of a supranational organization that are denominated in foreign currencies will also be subject to the risks associated with investment in foreign currencies.

Emerging Markets Risk.  The risks of an Underlying Fund that invests in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.

Non-Diversification Risk.  An Underlying Fund that is considered a non-diversified investment company may have its assets invested in a limited number of issuers.  This means that the Underlying Fund’s performance may be substantially impacted by the change in value of even a single holding.  The price of a share of the Underlying Fund can therefore be expected to fluctuate more than a diversified mutual fund.

Derivatives Risk.  Investments in derivatives involve a number of risks, such as possible default by the counterparty to the transaction, incorrect judgment by the portfolio manager as to certain market movements and the potential of greater losses than if these techniques had not been used by an Underlying Fund.  They may also limit any potential gain that might result from an increase in the value of a hedged position.  These investments can also increase the volatility of an Underlying Fund’s share price and expose an Underlying Fund to significant additional costs.

Valuation Risk.  The sales price an Underlying Fund could receive for any particular portfolio investment may differ from the Underlying Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.  Investors who purchase or redeem Underlying Fund shares on days when the Underlying Fund is holding fair valued securities may receive fewer shares or lower redemption proceeds than they would have received if the Underlying Fund had not fair valued the security or had used a different valuation methodology.

Syndicated Bank Loans Risk.  An Underlying Fund that invests in syndicated bank loans is subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.  In the event of a default, the Underlying Fund may have difficulty collecting on any collateral.

Undervalued Securities Risk.  An Underlying Fund may seek to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these events do not occur or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for an Underlying Fund to sell mid-to-small-size company stocks at reasonable prices.

Dividend Risk.  At times, an Underlying Fund may not be able to identify dividend-paying stocks that are attractive investments.  The income received by an Underlying Fund will also fluctuate due to the amount of dividends that companies elect to pay.  An Underlying Fund may not have sufficient income to pay its shareholders regular dividends.

Yield Risk.  The yields received by an Underlying Fund on its investments will decline as interest rates decline.

Security Selection Risk.  Securities selected by the portfolio manager of an Underlying Fund may perform differently than the overall market or may not meet the portfolio manager’s expectations.

Further Information on Investment Objectives, Principal Investment Strategies and Risks of the Underlying Funds.  A concise description of the investment objectives, principal investment strategies, and a detailed description of the risks of each of the Underlying Funds and direct investments that are currently expected to be used for investment by the Fund as of the date of this prospectus is provided in “The Fund in Greater Detail” section.

Performance:
Performance information for the Fund is not provided because the Fund has not commenced operations prior to the date of this prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Strategic Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available for Class A shares” on page 28 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-03
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund does not pay transaction costs when it buys and sells shares of the Underlying Funds (as defined further below).  However, each Underlying Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Underlying Funds, and their shareholders, including the Fund, and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  The portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund has not commenced operations prior to the date of this Prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee limitation/expense reimbursement arrangement through April 3, 2014).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a “fund-of-funds” and seeks to achieve its investment objective by investing primarily in a combination of underlying funds (“Underlying Funds”) that currently exist or may become available for investment in the future for which First Investors Management Company, Inc., acts as the investment adviser (the  “Adviser” or “FIMCO”).

The Fund has a flexible investment strategy.  The Fund will invest in a variety of fixed income securities, equity securities, and other instruments by investing through a combination of the Underlying Funds. The Underlying Income Funds are currently composed of the First Investors Cash Management Fund, First Investors Government Fund, First Investors Investment Grade Fund, First Investors Fund For Income and First Investors International Opportunities Bond Fund.  The Underlying Income Funds primarily invest in fixed income securities consisting of U.S. Government securities, investment grade corporate bonds, mortgage-backed securities, below investment grade debt securities (commonly known as “high yield debt securities” or “junk bonds”), and sovereign debt and currencies of developed countries located outside of the United States.  The Underlying Equity Fund, which is currently the First Investors Equity Income Fund, primarily invests in dividend-paying stocks.

The Fund will primarily invest in the Underlying Income Funds.  While the percentage of allocation to each Underlying Fund is flexible, under  normal conditions, the Fund will invest approximately 95% (within a range of 85%-100%) of its net assets in the Underlying Income Funds and approximately 5% (within a range of 0%-15%) of its net assets in the Underlying Equity Fund.  The Fund anticipates that it will invest a significant portion of its net assets in First Investors Investment Grade Fund, First Investors Fund For Income and First Investors International Opportunities Bond Fund and, to a lesser degree, in First Investors Cash Management Fund, First Investors Government Fund and First Investors Equity Income Fund.  Based on this allocation, the Fund, under normal conditions, will have significant exposure to the Underlying Funds' investments in below investment grade debt securities and debt securities of foreign issuers.

The Fund will invest in particular Underlying Funds based on various criteria.  Among other things, the Fund will analyze the Underlying Funds’ respective investment objectives, policies and investment strategies in order to determine which Underlying Funds, in combination with other Underlying Funds, are appropriate in light of the Fund’s investment objective.  The Fund will adjust the allocation based upon the relative value of the primary asset classes and sectors in which the Underlying Funds invest, as well as the macroeconomic outlook.  While the Fund can invest in any or all of the Underlying Funds, the Fund may not be invested in any one of the Underlying Funds at any particular time.  In addition to investments in the Underlying Funds, the Fund may also invest directly in the types of securities that are eligible investments for the Cash Management Fund, including but not limited to commercial paper, short-term corporate bonds and notes, floating and variable rate notes, U.S. Treasury securities and short-term obligations of U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government).  The particular Underlying Funds in which the Fund may invest, the particular ranges and investments in the Underlying Funds may change from time to time without shareholder approval or notice.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund should not be relied upon as a complete investment program.  Stated allocations may be subject to change.  The Fund is intended for investors who:

■           Are seeking an investment that offers a high level of current income,

■           Want an investment that provides diversification among different types of funds,

■           Are willing to accept a high degree of investment risk and a moderate degree of market volatility,

■           Want exposure to debt securities of both U.S. and foreign issuers, and

■           Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Affiliated Persons.  The Adviser will have the authority to select and substitute Underlying Funds.  The Adviser and First Investors Corporation (“FIC”) are compensated by the Fund and by the Underlying Funds for advisory and/or principal underwriting services provided.  The Adviser is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it by Underlying Funds differ and because the Adviser is also responsible for managing the Underlying Funds.  The portfolio manager may also be subject to conflicts of interest in allocating Fund assets among the various Underlying Funds because the Fund’s portfolio manager may also manage some of the Underlying Funds and may also receive compensation for managing those Underlying Funds.  The Trustees and officers of the Underlying Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Funds for which FIMCO and FIC serve as investment adviser and principal underwriter, respectively.

Expenses.  By investing in the Underlying Funds indirectly through the Fund, shareholders will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

Investing in the Underlying Funds.  The investments of the Fund are concentrated in the Underlying Funds, and the Fund’s investment performance is directly related to the investment performance of the Underlying Funds it holds.  The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by the Adviser.

Investments of the Underlying Funds.  Because the Fund invests in the Underlying Funds, the Fund’s shareholders will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of the assets the Fund allocates to those Underlying Funds.  See the “Principal Risks of the Underlying Funds” below.

Direct Investments.  Since the Fund may invest directly in the types of securities that are eligible investments for the Cash Management Fund, these types of securities may be subject to Credit Risk, Interest Rate Risk, Liquidity Risk and Yield Risk.  These risks are described in the section “Principal Risks of the Underlying Funds”.

Temporary Defensive Positions.  Although the Fund normally seeks to remain substantially invested in the Underlying Funds, the Fund reserves the right to take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal Risks of the Underlying Funds:

The target and asset allocation percentages, the selection of Underlying Funds and the investments in the Underlying Funds are subject to change.  Such changes may cause the Fund to be subject to additional or different risks than the risks listed below.  Here are the principal risks of investing in the Underlying Funds:

Credit Risk.  This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer and in the case of mortgage-backed securities, the credit quality of the underlying mortgages.  High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings.  Credit risk also applies to securities issued by U.S. Government-sponsored enterprises (such as Federal National Mortgage Association and Federal Home Loan Mortgage Association mortgage-backed securities) that are not backed by the full faith and credit of the U.S. Government.

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes.

Market Risk.  The market prices of an Underlying Fund’s securities may decline over short or even extended periods due to general market conditions, company-specific developments, an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  This risk also applies to the high yield bond market which can experience sharp price swings due to a variety of factors, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology.  In the case of dividend-paying stocks, while such stocks are generally considered less volatile than other stocks, there can be no guarantee that an Underlying Fund’s overall portfolio will be less volatile than the general stock market.  From time to time, certain securities held by an Underlying Fund may have limited marketability and may be difficult to sell at favorable times or prices.  If the Underlying Fund is forced to sell such securities to meet redemption requests or other cash needs, the Underlying Fund may have to sell them at a loss.

Prepayment and Extension Risk.  To the extent an Underlying Fund invests in mortgage-backed and other asset-backed securities, it is subject to prepayment and extension risk.  When interest rates decline, borrowers tend to refinance their loans.  When this occurs, the loans that back these securities suffer a higher rate of prepayment.  This could cause a decrease in the Underlying Fund’s income and share price.  When interest rates rise, an Underlying Fund’s average maturity may lengthen due to a drop in prepayments.  This will increase both the Underlying Fund’s sensitivity to interest rates and its potential for price declines.

Liquidity Risk.  An Underlying Fund is susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that an Underlying Fund would like.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.  High yield debt securities also tend to be less liquid than higher quality debt securities.  In the case of assignments of syndicated bank loans such loans may be less liquid at times, because of potential delays in the settlement process or restrictions on resale.

Foreign Securities Risk.  There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in the exchange rates between the U.S. dollar and foreign currencies, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential restrictions in the flow of capital.  Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government and some foreign governments may default on principal and interest payments.  To the extent an Underlying Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region.  As a result, it may be more volatile than a more geographically diversified fund.

Currency Risk.  The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change.  Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and other political or regulatory conditions in the U.S. or abroad.

Supranational Risk.  Obligations of supranational organizations are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support.  Obligations of a supranational organization that are denominated in foreign currencies will also be subject to the risks associated with investment in foreign currencies.

Emerging Markets Risk.  The risks of an Underlying Fund that invests in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.

Non-Diversification Risk.  An Underlying Fund that is considered a non-diversified investment company may have its assets invested in a limited number of issuers.  This means that the Underlying Fund’s performance may be substantially impacted by the change in value of even a single holding.  The price of a share of the Underlying Fund can therefore be expected to fluctuate more than a diversified mutual fund.

Derivatives Risk.  Investments in derivatives involve a number of risks, such as possible default by the counterparty to the transaction, incorrect judgment by the portfolio manager as to certain market movements and the potential of greater losses than if these techniques had not been used by an Underlying Fund.  They may also limit any potential gain that might result from an increase in the value of a hedged position.  These investments can also increase the volatility of an Underlying Fund’s share price and expose an Underlying Fund to significant additional costs.

Valuation Risk.  The sales price an Underlying Fund could receive for any particular portfolio investment may differ from the Underlying Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.  Investors who purchase or redeem Underlying Fund shares on days when the Underlying Fund is holding fair valued securities may receive fewer shares or lower redemption proceeds than they would have received if the Underlying Fund had not fair valued the security or had used a different valuation methodology.

Syndicated Bank Loans Risk.  An Underlying Fund that invests in syndicated bank loans is subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.  In the event of a default, the Underlying Fund may have difficulty collecting on any collateral.

Undervalued Securities Risk.  An Underlying Fund may seek to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these events do not occur or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for an Underlying Fund to sell mid-to-small-size company stocks at reasonable prices.

Dividend Risk.  At times, an Underlying Fund may not be able to identify dividend-paying stocks that are attractive investments.  The income received by an Underlying Fund will also fluctuate due to the amount of dividends that companies elect to pay.  An Underlying Fund may not have sufficient income to pay its shareholders regular dividends.

Yield Risk.  The yields received by an Underlying Fund on its investments will decline as interest rates decline.

Security Selection Risk.  Securities selected by the portfolio manager of an Underlying Fund may perform differently than the overall market or may not meet the portfolio manager’s expectations.

Further Information on Investment Objectives, Principal Investment Strategies and Risks of the Underlying Funds.  A concise description of the investment objectives, principal investment strategies, and a detailed description of the risks of each of the Underlying Funds and direct investments that are currently expected to be used for investment by the Fund as of the date of this prospectus is provided in “The Fund in Greater Detail” section.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	An Underlying Fund that is considered a non-diversified investment company may have its assets invested in a limited number of issuers. This means that the Underlying Fund's performance may be substantially impacted by the change in value of even a single holding. The price of a share of the Underlying Fund can therefore be expected to fluctuate more than a diversified mutual fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not provided because the Fund has not commenced operations prior to the date of this prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not provided because the Fund has not commenced operations prior to the date of this prospectus.
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[1]
Acquired (Underlying) Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	700
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,029
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[1],[3]
Acquired (Underlying) Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 389

[1]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[2]	The Adviser has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least April 3, 2014, to the extent that Total Annual Fund Operating Expenses (exclusive of Acquired (Underlying) Funds Fees and Expenses, interest expenses, taxes, brokerage commissions, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.30% for Class A shares and 1.00% for Advisor Class shares. The Adviser can be reimbursed by the Fund within three years after the date the fee limitation/expense reimbursement has been made by the Adviser, provided that such repayment does not cause the expenses of the Fund's Class A shares or Advisor Class shares, respectively to exceed the foregoing limits. The fee limitation/expense reimbursement may be terminated or amended prior to April 3, 2014, only with the approval of the Fund's Board of Trustees.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor Class shares of the Fund until at least April 3, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class shares to exceed the foregoing limit. The expense limitation may be terminated or amended prior to April 3, 2014, only with the approval of the Fund's Board of Trustees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 3, 2013